Federal Home Loan Bank Advances - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advances from FHLB	$ 125,000	$ 5,000
Maturities, from	2029-05
Maturities, to	2029-10
Outstanding letters of credit with FHLB	$ 20,000	20,000
FHLB borrowings collateralized by residential mortgage loans	369,750	$ 320,400
FHLB maximum borrowing capacity	564,516
FHLB remaining borrowing capacity	$ 318,016
Minimum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from May 2029 through October 2029, fixed rates	1.03%
Maximum [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from May 2029 through October 2029, fixed rates	2.05%
Weighted Average [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Maturities from May 2029 through October 2029, fixed rates	1.44%